Rule 497(e)

Registration Nos. 333-167073 and 811-22417

Destra Investment Trust

Destra Flaherty & Crumrine Preferred and Income Fund

Destra Wolverine Dynamic Asset Fund

Supplement Dated February 14, 2018

To each Fund’s Statement of Additional Information

Each Dated February 1, 2018

Effective immediately, Neal J. Berkowitz shall replace Linda Fryer as Chief Financial Officer and Treasurer of the Trust.

The following information replaces the information for Linda Fryer in the table beneath the first paragraph of the section entitled “Management” in each Fund’s Statement of Additional Information.

Name, Business Address and Birth Year	Position(s) Held with Fund	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years

Neal J. Berkowitz One North Wacker 48th Floor Chicago, IL 60606 Birth year: 1957	Chief Financial Officer and Treasurer	Term—Indefinite Length of Service—Since 2018	Senior Vice President and Chief Financial Officer, Christian Brothers Investment Services (1990 – Present)

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Please Keep this Supplement with your Fund’s

Statement of Additional Information for Future Reference